VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—89.4%
Airlines—1.9%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 2,095	$ 2,347
Southwest Airlines Co. 1.250%, 5/1/25	2,305	2,834
		5,181

Auto Manufacturers—1.9%
Ford Motor Co. 0.000%, 3/15/26	1,935	1,945
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	3,960	2,465
NIO, Inc. 0.500%, 2/1/27	795	562
		4,972

Banks—2.1%
Barclays Bank plc 0.000%, 2/18/25	2,600	2,767
BofA Finance LLC 0.600%, 5/25/27	2,770	2,983
		5,750

Biotechnology—8.6%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	2,375	2,380
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	4,065	4,066
Bridgebio Pharma, Inc. 2.250%, 2/1/29	2,150	906
Cytokinetics, Inc. 144A 3.500%, 7/1/27(1)	1,655	1,856
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	1,835	1,640
144A 1.000%, 8/15/28(1)	3,350	3,513
Insmed, Inc. 1.750%, 1/15/25	2,255	2,060
NeoGenomics, Inc. 1.250%, 5/1/25	3,720	3,071
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	3,410	3,623
		23,115

Commercial Services—5.1%
Block, Inc.
0.125%, 3/1/25	3,110	2,883
0.000%, 5/1/26	1,855	1,479
Euronet Worldwide, Inc. 0.750%, 3/15/49	2,630	2,421
Shift4 Payments, Inc.
0.000%, 12/15/25	2,780	2,507
0.500%, 8/1/27	3,215	2,474
Stride, Inc. 1.125%, 9/1/27	2,180	1,966
		13,730

	Par Value	Value

Computers—4.5%
3D Systems Corp. 144A 0.000%, 11/15/26(1)	$ 3,460	$ 2,405
KBR, Inc. 2.500%, 11/1/23	1,580	3,147
Lumentum Holdings, Inc.
0.500%, 12/15/26	645	630
144A 0.500%, 6/15/28(1)	2,450	2,053
Parsons Corp. 0.250%, 8/15/25	1,185	1,357
Rapid7, Inc. 0.250%, 3/15/27	710	560
Zscaler, Inc. 0.125%, 7/1/25	1,630	1,998
		12,150

Cosmetics & Personal Care—1.1%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	3,710	2,927
Diversified Financial Services—2.5%
Coinbase Global, Inc. 0.500%, 6/1/26	2,850	1,882
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	3,460	3,784
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	1,560	1,117
		6,783

Energy-Alternate Sources—4.3%
Enphase Energy, Inc.
0.000%, 3/1/26	1,950	2,390
0.000%, 3/1/28	1,745	2,238
Plug Power, Inc. 3.750%, 6/1/25	250	802
Stem, Inc. 144A 0.500%, 12/1/28(1)	3,645	2,711
Sunnova Energy International, Inc.
0.250%, 12/1/26	1,720	1,326
144A 2.625%, 2/15/28(1)	2,510	2,033
		11,500

Entertainment—2.1%
DraftKings Holdings, Inc. 0.000%, 3/15/28	4,435	2,774
Vail Resorts, Inc. 0.000%, 1/1/26	3,150	2,788
		5,562

Equity Real Estate Investment Trusts (REITs)—0.7%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,125	1,872
Food & Beverage—1.0%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	2,660	2,764
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—2.8%
CONMED Corp. 144A 2.250%, 6/15/27(1)	$ 270	$ 236
Exact Sciences Corp. 0.375%, 3/1/28	3,875	2,482
Insulet Corp. 0.375%, 9/1/26	3,005	3,841
Repligen Corp. 0.375%, 7/15/24	590	995
		7,554

Healthcare-Services—2.4%
Elevance Health, Inc. 2.750%, 10/15/42	355	2,766
Oak Street Health, Inc. 0.000%, 3/15/26	4,725	3,559
		6,325

Internet—12.7%
Booking Holdings, Inc. 0.750%, 5/1/25	1,410	1,824
Etsy, Inc.
0.125%, 9/1/27	1,960	1,692
0.250%, 6/15/28	3,740	2,885
Farfetch Ltd. 3.750%, 5/1/27	1,655	1,570
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	1,640	1,419
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,055	2,044
0.375%, 6/1/25	2,395	4,214
Snap, Inc.
0.750%, 8/1/26	2,475	2,126
144A 0.125%, 3/1/28(1)	2,585	1,697
Uber Technologies, Inc. 0.000%, 12/15/25	5,635	4,654
Wayfair, Inc.
1.125%, 11/1/24	2,895	2,519
0.625%, 10/1/25	3,785	2,479
144A 3.250%, 9/15/27(1)	1,810	1,558
Zillow Group, Inc. 2.750%, 5/15/25	3,505	3,284
		33,965

Leisure Time—3.2%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	5,690	4,339
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(1)	2,085	2,714
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	1,160	1,456
		8,509

Machinery-Diversified—0.5%
Middleby Corp. (The) 1.000%, 9/1/25	1,090	1,317
Media—6.4%
DISH Network Corp.
0.000%, 12/15/25	2,745	1,848
	Par Value	Value

Media—continued
3.375%, 8/15/26	$ 3,455	$ 2,389
Liberty Media Corp.
1.375%, 10/15/23	2,870	3,674
144A 2.250%, 8/15/27(1)	3,500	3,218
144A 0.500%, 12/1/50(1)	3,585	3,824
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	665	2,108
		17,061

Metal Fabricate/Hardware—0.7%
Xometry, Inc. 144A 1.000%, 2/1/27(1)	1,620	1,960
Mining—0.7%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	2,075	1,778
Oil, Gas & Consumable Fuels—2.0%
Northern Oil and Gas, Inc. 144A 3.625%, 4/15/29(1)	925	1,037
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,640	4,207
		5,244

Pharmaceuticals—5.4%
Dexcom, Inc. 0.250%, 11/15/25	8,130	8,939
Jazz Investments I Ltd. 2.000%, 6/15/26	3,615	4,037
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,385	1,355
		14,331

Retail—0.8%
Burlington Stores, Inc. 2.250%, 4/15/25	1,055	1,068
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	340	1,203
		2,271

Semiconductors—2.2%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,155	1,102
ON Semiconductor Corp. 0.000%, 5/1/27	1,830	2,396
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	2,730	2,495
		5,993

Software—13.5%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,530	1,641
Bill.com Holdings, Inc.
0.000%, 12/1/25	800	887
0.000%, 4/1/27	7,040	5,548
Box, Inc. 0.000%, 1/15/26	1,460	1,813

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Software—continued
Cloudflare, Inc. 0.000%, 8/15/26	$ 4,790	$ 3,854
Confluent, Inc. 144A 0.000%, 1/15/27(1)	3,535	2,651
Coupa Software, Inc. 0.375%, 6/15/26	2,630	2,080
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	3,825	2,797
Five9, Inc. 0.500%, 6/1/25	1,670	1,480
i3 Verticals LLC 1.000%, 2/15/25	1,840	1,596
Model N, Inc. 2.625%, 6/1/25	1,430	1,864
Splunk, Inc. 1.125%, 6/15/27	3,730	3,171
Tyler Technologies, Inc. 0.250%, 3/15/26	1,180	1,105
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	6,470	4,704
Workiva, Inc. 1.125%, 8/15/26	855	1,000
		36,191

Transportation—0.3%
Air Transport Services Group, Inc. 1.125%, 10/15/24	655	713
Total Convertible Bonds and Notes (Identified Cost $264,033)		239,518

Corporate Bonds and Notes—57.4%
Aerospace & Defense—0.9%
TransDigm, Inc. 5.500%, 11/15/27	2,010	1,833
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	515	521
		2,354

Airlines—1.0%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	1,475	1,613
Delta Air Lines, Inc. 7.375%, 1/15/26	1,085	1,108
		2,721

Auto Components—2.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	1,560	1,435
Clarios Global LP 144A 8.500%, 5/15/27(1)	2,325	2,279
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	975	1,013
5.250%, 7/15/31	1,085	919
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	505	499
		6,145

	Par Value	Value

Auto Manufacturers—1.1%
Ford Motor Co.
9.625%, 4/22/30	$ 1,705	$ 1,903
6.100%, 8/19/32	1,180	1,080
		2,983

Building Materials—1.0%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	980	901
Griffon Corp. 5.750%, 3/1/28	1,470	1,346
Koppers, Inc. 144A 6.000%, 2/15/25(1)	385	345
		2,592

Chemicals—0.3%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	1,045	888
Commercial Services—3.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	1,595	1,368
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	1,595	1,382
Deluxe Corp. 144A 8.000%, 6/1/29(1)	1,105	921
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	1,015	960
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	1,165	923
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	1,090	956
United Rentals North America, Inc. 5.250%, 1/15/30	1,830	1,697
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(1)	920	918
		9,125

Computers—0.7%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	1,085	897
NCR Corp. 144A 5.125%, 4/15/29(1)	1,065	894
		1,791

Containers & Packaging—1.7%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	1,030	977
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	2,315	2,211
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,415	1,330
		4,518

Cosmetics & Personal Care—1.0%
Coty, Inc. 144A 6.500%, 4/15/26(1)	1,675	1,595

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Cosmetics & Personal Care—continued
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)	$ 1,105	$ 1,039
		2,634

Diversified Financial Services—1.1%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	1,080	876
144A 5.750%, 11/15/31(1)	565	433
Navient Corp. 6.750%, 6/15/26	1,375	1,298
OneMain Finance Corp. 8.250%, 10/1/23	440	447
		3,054

Electric Utilities—0.3%
PG&E Corp. 5.250%, 7/1/30	1,010	894
Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	1,980	2,009
Electronics—0.4%
Sensata Technologies B.V. 144A 5.875%, 9/1/30(1)	985	936
Entertainment—4.1%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	3,515	3,430
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	1,420	1,281
International Game Technology plc 144A 6.250%, 1/15/27(1)	1,335	1,323
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	2,105	1,598
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,495	1,487
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	2,180	1,875
		10,994

Environmental Services—0.7%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	2,140	1,865
Equity Real Estate Investment Trusts (REITs)—1.9%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	2,180	1,881
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	1,035	939
144A 4.875%, 5/15/29(1)	1,125	960
Service Properties Trust 7.500%, 9/15/25	1,430	1,394
		5,174

Food & Beverage—1.9%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	2,135	2,018
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	$ 2,035	$ 1,831
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,550	1,294
		5,143

Food Service—0.5%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	1,545	1,408
Healthcare-Products—0.5%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	1,620	1,261
Healthcare-Services—1.2%
Select Medical Corp. 144A 6.250%, 8/15/26(1)	1,070	1,020
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	2,170	1,878
144A 6.125%, 6/15/30(1)	485	448
		3,346

Housewares—0.3%
Newell Brands, Inc. 6.625%, 9/15/29	950	929
Internet—1.7%
NortonLifeLock, Inc. 144A 7.125%, 9/30/30(1)	1,405	1,381
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	865	868
144A 7.500%, 9/15/27(1)	1,485	1,485
144A 6.250%, 1/15/28(1)	1,000	950
		4,684

Investment Companies—0.6%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	1,720	1,479
Leisure Time—2.1%
Carnival Corp. 144A 10.500%, 2/1/26(1)	1,760	1,725
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	2,030	1,662
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	425	457
144A 11.625%, 8/15/27(1)	1,975	1,894
		5,738

Lodging—1.2%
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30	500	448
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	1,540	1,321
MGM Resorts International 4.750%, 10/15/28	1,145	993

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Lodging—continued
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	$ 410	$ 399
		3,161

Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)	1,715	1,530
Media—5.7%
CCO Holdings LLC
144A 5.375%, 6/1/29(1)	1,535	1,371
144A 6.375%, 9/1/29(1)	975	899
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	1,745	1,512
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	1,670	1,504
DISH DBS Corp. 7.375%, 7/1/28	1,840	1,393
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	1,425	1,357
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,549
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	1,690	1,373
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	1,735	1,492
TEGNA, Inc. 5.000%, 9/15/29	1,095	1,038
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,015	1,831
		15,319

Mining—0.5%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	1,635	1,353
Oil, Gas & Consumable Fuels—5.4%
Antero Resources Corp. 144A 7.625%, 2/1/29(1)	1,333	1,360
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	1,325	1,320
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	1,385	1,364
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	925	918
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	1,145	1,096
144A 5.875%, 1/15/30(1)	545	492
Occidental Petroleum Corp. 6.625%, 9/1/30	1,335	1,388
PDC Energy, Inc. 5.750%, 5/15/26	920	882
SM Energy Co. 6.500%, 7/15/28	1,185	1,149
Southwestern Energy Co. 5.375%, 3/15/30	1,085	1,004
Sunoco LP 4.500%, 4/30/30	565	481
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,671
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	$ 1,495	$ 1,409
		14,534

Paper & Forest Products—0.5%
Mercer International, Inc.
5.125%, 2/1/29	495	407
144A 5.125%, 2/1/29(1)	1,135	932
		1,339

Pharmaceuticals—1.6%
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	1,125	1,083
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	1,925	1,708
Organon & Co. 144A 5.125%, 4/30/31(1)	1,615	1,372
		4,163

Pipelines—2.4%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	1,090	994
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	1,085	1,015
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	1,835	1,785
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	1,665	1,506
NuStar Logistics LP 6.375%, 10/1/30	1,120	1,038
		6,338

Real Estate—0.5%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	1,545	1,211
Retail—1.7%
Asbury Automotive Group, Inc. 144A 4.625%, 11/15/29(1)	560	461
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	1,505	1,346
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	525	441
144A 6.125%, 3/15/32(1)	530	440
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	2,140	1,747
		4,435

Semiconductors—1.0%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,440	1,422
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	1,485	1,355
		2,777

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Software—1.5%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	$ 1,485	$ 1,238
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	1,145	1,010
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	1,770	1,646
		3,894

Telecommunications—2.9%
CommScope, Inc. 144A 6.000%, 3/1/26(1)	765	738
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	1,010	884
144A 8.750%, 5/15/30(1)	1,285	1,312
Hughes Satellite Systems Corp. 6.625%, 8/1/26	2,010	1,893
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	1,220	896
Sprint Corp. 7.625%, 3/1/26	1,900	1,983
		7,706

Transportation—0.4%
Fortress Transportation & Infrastructure Investors LLC 144A 9.750%, 8/1/27(1)	1,160	1,181
Total Corporate Bonds and Notes (Identified Cost $167,777)		153,606

	Shares
Convertible Preferred Stocks—14.6%
Auto Components—0.8%
Aptiv plc Series A, 5.500%	20,540	2,195
Banks—3.6%
Wells Fargo & Co. Series L, 7.500%	8,375	9,761
Commercial Services & Supplies—0.7%
GFL Environmental, Inc., 6.000%	29,705	1,812
Diversified Financial Services—0.5%
Chewy, Inc. 2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	1,385	1,280
Electric Utilities—4.4%
NextEra Energy, Inc.
5.279%	59,355	2,935
6.219%	76,150	3,674
6.926%	43,085	2,003
PG&E Corp., 5.500%	23,725	3,182
		11,794

Healthcare Equipment & Supplies—1.4%
Boston Scientific Corp. Series A, 5.500%	34,900	3,841
Life Sciences Tools & Services—1.5%
Danaher Corp. Series B, 5.000%	2,980	3,899
	Shares	Value

Telecommunications—1.7%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	3,680	$ 4,571
Total Convertible Preferred Stocks (Identified Cost $33,512)		39,153

Preferred Stock—0.8%
Entertainment—0.8%
LiveStyle, Inc. Series B (2)(3)(4)	25,188	1,985
Total Preferred Stock (Identified Cost $2,469)		1,985

Common Stocks—0.7%
Banks—0.6%
CCF Holdings LLC (2)(3)	6,367,079	1,465
CCF Holdings LLC Class M(2)(3)	879,959	202
		1,667

Consumer Finance—0.1%
Erickson, Inc.(2)(3)	6,354	200
Entertainment—0.0%
LiveStyle, Inc. (2)(3)(4)	90,407	—(5)
Total Common Stocks (Identified Cost $22,668)		1,867

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC(2)(3)	1,455,681	102
Media—0.0%
Tenerity, Inc.(2)(3)(4)	12,009	—
Total Warrants (Identified Cost $2,371)		102

Total Long-Term Investments—162.9% (Identified Cost $492,830)		436,231

Short-Term Investment—36.9%
Money Market Mutual Fund—36.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(6)	98,926,845	98,927
Total Short-Term Investment (Identified Cost $98,927)		98,927

TOTAL INVESTMENTS—199.8% (Identified Cost $591,757)		$535,158
Other assets and liabilities, net—1.6%		4,249
Preferred Shares—(101.4)%		(271,525)
NET ASSETS—100.0%		$267,882

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $191,456 or 71.5% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Non-income producing.
(4)	Security is restricted from resale.
(5)	Amount is less than $500.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Bermuda	2
Canada	2
United Kingdom	1
Liberia	1
Netherlands	1
Jersey	1
Total	100%
† % of total investments as of October 31, 2022.
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$153,606	$—	$153,606	$—
Convertible Bonds and Notes	239,518	—	239,518	—
Equity Securities:
Convertible Preferred Stocks	39,153	33,302	5,851	—
Common Stocks	1,867	—	—	1,867
Preferred Stock	1,985	—	—	1,985
Warrants	102	—	—	102(1)
Money Market Mutual Fund	98,927	98,927	—	—
Total Investments	$535,158	$132,229	$398,975	$3,954

(1)	Includes internally fair valued security currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment.If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 6,202	$ 3,348	$ 2,519 (a)	$ 335(a)
Realized gain (loss)	(5,000)	—	(5,000)	—
Change in unrealized appreciation (depreciation)(b)	2,752	(1,481)	4,466	(233)
Balance as of October 31, 2022	$ 3,954	$ 1,867	$ 1,985	$ 102(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022, was $(2,348).
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2022:
Investments in Securities – Assets	Ending Balance at October 31, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$1,985	Discounted Cash Flows Liquidation Approach	Discount rate	27.12% (25.97%-27.79%)

Common Stocks:
CCF Holdings LLC	$1,465	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$202	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%

Erickson, Inc.	$200	Market and Company Comparables	EV Multiples	1.18x (0.65x - 3.04x)
				13.96x (10.41x - 15.55x)
				0.97x (0.48x - 1.70x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Discounted Cash Flows Liquidation Approach	Discount rate	27.12% (25.97%-27.79%)

Warrants:
CCF Holdings LLC	$102	Market and Company Comparables	EV Multiples	1.02x (0.67x - 1.41x)
				0.60x (0.43x - 0.78x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	52.08%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.